Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Flex (October) ETF
(each, a “Fund”)

Supplement dated September 8, 2021 to the Prospectus and
Statement of Additional Information (“SAI”),
each dated December 23, 2020, as previously supplemented

Effective September 20, 2021, each Fund’s ticker symbol will change as follows:

Fund Name	Current	New (effective September 20, 2021)
Pacer Swan SOS Conservative (October) ETF	PSCS	PSCQ
Pacer Swan SOS Moderate (October) ETF	PSMS	PSMO
Pacer Swan SOS Flex (October) ETF	PSFS	PSFO

Please retain this Supplement with your Prospectus and SAI for future reference.